Goodwill and Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,627,518	$ 1,634,007	$ 1,644,665
Accumulated Amortization	(735,560)	(677,746)	(450,166)
Net	891,958	956,261	1,194,499
Developed product technologies
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,002,377	1,006,999	1,006,454
Accumulated Amortization	(536,082)	(494,459)	(324,196)
Net	466,295	512,540	682,258
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	540,211	541,717	546,207
Accumulated Amortization	(198,007)	(181,902)	(118,930)
Net	342,204	359,815	427,277
Intellectual property
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	874	829	547
Accumulated Amortization	(151)	(129)	(59)
Net	723	700	488
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	84,056	84,462	85,257
Accumulated Amortization	(1,320)	(1,256)	(1,075)
Net	$ 82,736	83,206	84,182
Customer backlog
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		0	6,200
Accumulated Amortization		0	(5,906)
Net		$ 0	$ 294